Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Operating Segments
Segment reconciliation for the year ended December 31, 2023:

	2023
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	216,912	(50,659)	166,253	256,347	(26,155)	230,192	246,875	(66,756)	180,119
Cost of goods and services rendered	(188,954)	45,075	(143,879)	(178,322)	8,064	(170,258)	(209,362)	54,889	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(5,465)	(10,327)	(2,488)	(1,813)	(4,301)	14,086	(6,036)	8,050
Gain from changes in net realizable value of agricultural produce after harvest	2,730	(736)	1,994	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	25,826	(11,785)	14,041	75,537	(19,904)	55,633	51,599	(17,903)	33,696
General and administrative expenses	(14,779)	4,866	(9,913)	(15,709)	4,436	(11,273)	(10,411)	3,456	(6,955)
Selling expenses	(22,450)	6,336	(16,114)	(33,407)	6,958	(26,449)	(25,488)	8,312	(17,176)
Other operating income / (expense), net	20,006	(4,721)	15,285	7,470	(252)	7,218	1,872	(960)	912
Profit from Operations	8,603	(5,304)	3,299	33,891	(8,762)	25,129	17,572	(7,095)	10,477

Depreciation and amortization	(8,330)	2,909	(5,421)	(15,154)	4,342	(10,812)	(10,913)	3,852	(7,061)
Net (loss) / gain from Fair value adjustment of investment property	10,199	(650)	9,549	1,176	(105)	1,071	—	—	—

	2023
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	—	—	—	1,442,441	(143,570)	1,298,871
Cost of goods and services rendered	—	—	—	(1,081,208)	108,028	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	101,172	(13,314)	87,858
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	2,574	(736)	1,838
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,979	(49,592)	415,387
General and administrative expenses	(23,061)	6,473	(16,588)	(89,551)	19,231	(70,320)
Selling expenses	(305)	107	(198)	(150,805)	21,713	(129,092)
Other operating income / (expense), net	(309)	21	(288)	31,502	(5,912)	25,590
Profit from Operations	(23,675)	6,601	(17,074)	256,125	(14,560)	241,565

Depreciation and amortization	(1,275)	454	(821)	(211,575)	11,557	(200,018)
Net gain / (loss) from Fair value adjustment of investment property	—	—	—	11,375	(755)	10,620
Segment reconciliation for the year ended December 31, 2022:

	2022
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	280,329	(2,578)	277,751	204,396	(195)	204,201	236,222	(1,210)	235,012
Cost of goods and services rendered	(257,925)	2,330	(255,595)	(160,047)	(379)	(160,426)	(204,924)	1,039	(203,885)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	1,494	64,061	16,032	525	16,557	27,523	(266)	27,257
Gain from changes in net realizable value of agricultural produce after harvest	(21,495)	136	(21,359)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	63,476	1,382	64,858	60,381	(49)	60,332	58,821	(437)	58,384
General and administrative expenses	(13,312)	2	(13,310)	(15,487)	173	(15,314)	(10,378)	181	(10,197)
Selling expenses	(31,894)	212	(31,682)	(34,665)	229	(34,436)	(27,050)	76	(26,974)
Other operating income / (expense), net	463	(804)	(341)	(507)	(37)	(544)	(8)	(3)	(11)
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107	—	—	—
Profit from Operations	18,733	792	19,525	19,792	353	20,145	21,385	(183)	21,202

Depreciation and amortization	(8,017)	39	(7,978)	(12,215)	98	(12,117)	(10,075)	57	(10,018)
Net (loss) / gain from Fair value adjustment of investment property	(2,184)	(158)	(2,342)	(580)	(39)	(619)	—	—	—

	2022
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	—	—	—	1,351,707	(3,983)	1,347,724
Cost of goods and services rendered	—	—	—	(1,078,737)	2,990	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	214,188	1,753	215,941
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	(22,429)	136	(22,293)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,729	896	465,625
General and administrative expenses	(23,413)	(136)	(23,549)	(84,507)	220	(84,287)
Selling expenses	(257)	(1)	(258)	(144,031)	516	(143,515)
Other operating income / (expense), net	(136)	21	(115)	2,693	(823)	1,870
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107
Profit from Operations	(23,806)	(116)	(23,922)	248,954	846	249,800

Depreciation and amortization	22	(29)	(7)	(191,205)	165	(191,040)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(2,764)	(197)	(2,961)
Segment reconciliation for the year ended December 31, 2021:

	2021
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	231,817	11,975	243,792	131,093	4,403	135,496	172,803	10,251	183,054
Cost of goods and services rendered	(206,018)	(10,216)	(216,234)	(109,805)	(2,348)	(112,153)	(149,738)	(8,339)	(158,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,907	8,185	74,092	38,296	6,798	45,094	18,336	1,559	19,895
Gain from changes in net realizable value of agricultural produce after harvest	(10,163)	(1,221)	(11,384)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	81,543	8,723	90,266	59,584	8,853	68,437	41,401	3,471	44,872
General and administrative expenses	(10,356)	(834)	(11,190)	(8,981)	(876)	(9,857)	(4,715)	(541)	(5,256)
Selling expenses	(22,107)	(1,506)	(23,613)	(16,709)	(1,495)	(18,204)	(20,779)	(1,793)	(22,572)
Other operating income / (expense), net	237	(536)	(299)	(918)	(73)	(991)	(150)	(20)	(170)
Profit from Operations	49,317	5,847	55,164	32,976	6,409	39,385	15,757	1,117	16,874

Depreciation and amortization	(6,583)	(643)	(7,226)	(8,173)	(820)	(8,993)	(7,144)	(797)	(7,941)
Net (loss) / gain from Fair value adjustment of investment property	(2,832)	(350)	(3,182)	(1,052)	(97)	(1,149)	—	—	—

	2021
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	—	—	—	1,097,723	26,629	1,124,352
Cost of goods and services rendered	—	—	—	(834,062)	(20,903)	(854,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	211,198	16,542	227,740
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	(11,658)	(1,221)	(12,879)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	463,201	21,047	484,248
General and administrative expenses	(22,119)	(1,908)	(24,027)	(65,635)	(4,159)	(69,794)
Selling expenses	(306)	(21)	(327)	(112,847)	(4,815)	(117,662)
Other operating income / (expense), net	103	(21)	82	(18,118)	(650)	(18,768)
Profit from Operations	(22,322)	(1,950)	(24,272)	266,601	11,423	278,024

Depreciation and amortization	(738)	(49)	(787)	(166,619)	(2,309)	(168,928)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(3,884)	(447)	(4,331)
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’

Segment analysis for the year ended December 31, 2023:

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Sales of goods and services rendered	216,912	256,347	246,875	720,134	722,307	—	1,442,441
Cost of goods sold and services rendered	(188,954)	(178,322)	(209,362)	(576,638)	(504,570)	—	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(2,488)	14,086	6,736	94,436	—	101,172
Changes in net realizable value of agricultural produce after harvest	2,730	—	—	2,730	(156)	—	2,574
Margin on manufacturing and agricultural activities before operating expenses	25,826	75,537	51,599	152,962	312,017	—	464,979
General and administrative expenses	(14,779)	(15,709)	(10,411)	(40,899)	(25,591)	(23,061)	(89,551)
Selling expenses	(22,450)	(33,407)	(25,488)	(81,345)	(69,155)	(305)	(150,805)
Other operating income / (expense), net	20,006	7,470	1,872	29,348	2,463	(309)	31,502
Profit / (loss) from operations	8,603	33,891	17,572	60,066	219,734	(23,675)	256,125

Depreciation and amortization	(8,330)	(15,154)	(10,913)	(34,397)	(175,903)	(1,275)	(211,575)
Net gain from Fair value adjustment of investment property	10,199	1,176	—	11,375	—	—	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes	20,245	—	—	20,245	—	—	20,245
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,171	(1,002)	(12,655)	(9,486)	(15,393)	—	(24,879)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(9,033)	(1,486)	26,741	16,222	109,829	—	126,051
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,599	—	—	2,599	—	—	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	131	—	—	131	(156)	—	(25)

Farmlands and farmland improvements, net	447,772	178,291	1,462	627,525	78,322	—	705,847
Machinery, equipment and other fixed assets, net	24,250	71,584	86,670	182,504	264,561	—	447,065
Bearer plants, net	753	—	—	753	375,089	—	375,842
Work in progress	10	291	5,584	5,885	14,926	—	20,811
Right of use assets	13,608	15,076	29	28,713	377,420	580	406,713
Investment property	29,192	4,172	—	33,364	—	—	33,364
Goodwill	6,095	3,704	—	9,799	4,510	—	14,309
Biological assets	55,545	32,843	23,191	111,579	116,458	—	228,037
Finished goods	33,407	9,306	9,927	52,640	126,971	—	179,611
Raw materials, stocks held by third parties and others	26,779	16,577	11,230	54,586	21,854	—	76,440
Total segment assets	637,411	331,844	138,093	1,107,348	1,380,111	580	2,488,039
Borrowings	44,692	(9,207)	84,557	120,042	604,827	180,080	904,949
Lease liabilities	12,341	13,475	57	25,873	352,238	399	378,510
Total segment liabilities	57,033	4,268	84,614	145,915	957,065	180,479	1,283,459
Segment analysis for the year ended December 31, 2022

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Sales of goods and services rendered	280,329	204,396	236,222	720,947	630,760	—	1,351,707
Cost of goods sold and services rendered	(257,925)	(160,047)	(204,924)	(622,896)	(455,841)	—	(1,078,737)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	16,032	27,523	106,122	108,066	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,495)	—	—	(21,495)	(934)	—	(22,429)
Margin on manufacturing and agricultural activities before operating expenses	63,476	60,381	58,821	182,678	282,051	—	464,729
General and administrative expenses	(13,312)	(15,487)	(10,378)	(39,177)	(21,917)	(23,413)	(84,507)
Selling expenses	(31,894)	(34,665)	(27,050)	(93,609)	(50,165)	(257)	(144,031)
Other operating income / (expense), net	463	(507)	(8)	(52)	2,881	(136)	2,693
Bargain purchase gain on acquisition	—	10,070	—	10,070	—	—	10,070
Profit / (loss) from operations	18,733	19,792	21,385	59,910	212,850	(23,806)	248,954

Depreciation and amortization	(8,017)	(12,215)	(10,075)	(30,307)	(160,920)	22	(191,205)
Net loss from Fair value adjustment of investment property	(2,184)	(580)	—	(2,764)	—	—	(2,764)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,071	3,327	(2,276)	3,122	35,232	—	38,354
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	60,496	12,705	29,799	103,000	72,834	—	175,834
Changes in net realizable value of agricultural produce after harvest (unrealized)	72	—	—	72	—	—	72
Changes in net realizable value of agricultural produce after harvest (realized)	(21,567)	—	—	(21,567)	(934)	—	(22,501)

Farmlands and farmland improvements, net	504,695	158,769	2,221	665,685	78,648	—	744,333
Machinery, equipment and other fixed assets, net	50,183	59,126	108,589	217,898	171,308	—	389,206
Bearer plants, net	1,057	—	—	1,057	351,670	—	352,727
Work in progress	9,018	29,462	22,325	60,805	18,284	—	79,089
Right of use assets	18,952	8,594	711	28,257	330,681	1,243	360,181
Investment property	27,757	5,573	—	33,330	—	—	33,330
Goodwill	8,932	5,427	—	14,359	4,185	—	18,544
Biological assets	72,843	54,125	30,045	157,013	109,431	—	266,444
Finished goods	37,539	13,659	12,825	64,023	88,693	—	152,716
Raw materials, stocks held by third parties and others	63,153	22,178	8,700	94,031	27,275	—	121,306
Total segment assets	794,129	356,913	185,416	1,336,458	1,180,175	1,243	2,517,876
Borrowings	41,493	113,133	138,241	292,867	587,865	127,020	1,007,752
Lease liabilities	18,234	8,281	623	27,138	310,162	680	337,980
Total segment liabilities	59,727	121,414	138,864	320,005	898,027	127,700	1,345,732
Segment analysis for the year ended December 31, 2021

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Sales of goods and services rendered	231,817	131,093	172,803	535,713	562,010	—	1,097,723
Cost of goods sold and services rendered	(206,018)	(109,805)	(149,738)	(465,561)	(368,501)	—	(834,062)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,907	38,296	18,336	122,539	88,659	—	211,198
Changes in net realizable value of agricultural produce after harvest	(10,163)	—	—	(10,163)	(1,495)	—	(11,658)
Margin on manufacturing and agricultural activities before operating expenses	81,543	59,584	41,401	182,528	280,673	—	463,201
General and administrative expenses	(10,356)	(8,981)	(4,715)	(24,052)	(19,464)	(22,119)	(65,635)
Selling expenses	(22,107)	(16,709)	(20,779)	(59,595)	(52,946)	(306)	(112,847)
Other operating income / (expense), net	237	(918)	(150)	(831)	(17,390)	103	(18,118)
Profit / (loss) from operations	49,317	32,976	15,757	98,050	190,873	(22,322)	266,601

Depreciation and amortization	(6,583)	(8,173)	(7,144)	(21,900)	(143,981)	(738)	(166,619)
Net loss from Fair value adjustment of investment property	(2,832)	(1,052)	—	(3,884)	—	—	(3,884)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	21,428	5,992	(6,271)	21,149	(16,294)	—	4,855
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	44,479	32,304	24,607	101,390	104,953	—	206,343
Changes in net realizable value of agricultural produce after harvest (unrealized)	(4,001)	—	—	(4,001)	—	—	(4,001)
Changes in net realizable value of agricultural produce after harvest (realized)	(6,162)	—	—	(6,162)	(1,495)	—	(7,657)

Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2023	2022
Total reportable assets as per segment information	2,488,039	2,517,876
Intangible assets (excluding goodwill)	13,210	17,576
Deferred income tax assets	9,777	8,758
Trade and other receivables	218,115	228,378
Other assets	1,515	1,701
Derivative financial instruments	31,820	5,342
Short-term investment	62,637	98,571
Cash and cash equivalents	339,781	230,653
Total assets as per the statement of financial position	3,164,894	3,108,855

	2023	2022
Total reportable liabilities as per segment information	1,283,459	1,345,732
Trade and other payables	191,738	259,607
Deferred income tax liabilities	376,331	301,414
Payroll and social liabilities	38,927	31,545
Provisions for other liabilities	3,599	3,435
Current income tax liabilities	5,023	422
Derivative financial instruments	169	3,057
Total liabilities as per the statement of financial position	1,899,246	1,945,212

Schedule of Geographical Areas
As of and for the year ended December 31, 2023:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	786,201	733,055	30,309	—	1,549,565
Investment property	33,364	—	—	—	33,364
Goodwill	9,799	4,510	—	—	14,309
Non-current portion of biological assets	23,706	—	—	—	23,706

Sales of goods and services rendered	402,205	401,051	632,165	7,020	1,442,441
Initial recognition and changes in fair value of biological assets and agricultural produce	6,469	94,436	267	—	101,172
Changes in net realizable value of agricultural produce after harvest	3,341	(156)	(611)	—	2,574

As of and for the year ended December 31, 2022:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	914,444	620,065	30,846	—	1,565,355
Investment property	33,330	—	—	—	33,330
Goodwill	14,359	4,185	—	—	18,544
Non-current portion of biological assets	30,622	—	—	—	30,622

Sales of goods and services rendered	373,746	494,215	472,538	11,208	1,351,707
Initial recognition and changes in fair value of biological assets and agricultural produce	102,656	108,066	3,466	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,482)	(934)	(13)	—	(22,429)
As of and for the year ended December 31, 2021:

	Argentina	Brazil	Uruguay	Chile	Total
Sales of goods and services rendered	284,026	385,959	427,661	77	1,097,723
Initial recognition and changes in fair value of biological assets and agricultural produce	120,255	88,659	2,284	—	211,198
Changes in net realizable value of agricultural produce after harvest	(9,679)	(1,496)	(483)	—	(11,658)